LEASE	6 Months Ended
Jun. 30, 2025
Leases, Operating [Abstract]
LEASES

NOTE 8 – LEASE

The Company has two related party leases for the land and building where it operates:

Related party lease #1: A 20-year lease with no option to renew, and the Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. After paid part of the 20-year lease payment, the Company secured the right to use of property, and the lessor, Wenzhou Ailefu Technology Co., Ltd (“Ailefu”), provided the leased assets as guarantee for the Company to apply bank loan, and the lease payment for the future 20 years have been prepaid. The Company sub-leases part of the property and uses rental income to cover part or all the interest expense on the bank loan. The related bank loan is disclosed in Note 12 – Long-term Loans. Rental income from the sublease is disclosed in Note 18 – Rental Income, Net. Relation between the Company and Ailefu is disclosed in Note 20 – Related Party Transactions.

Related party lease #2: A two-year lease with option to renew. The Company pays the full rent at the beginning of the lease, and the related transaction is disclosed in Note 20 – Related Party Transactions.

The ending balances of right of use assets were $6,233,728 and $6,457,903 as of June 30, 2025 and December 31, 2024, respectively.